Summary of Significant Accounting Policies - Schedule of Reversal of Expected Credit Losses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reversal of Expected Credit Losses [Line Items]
Allowance for expected credit losses for accounts receivable, current	$ 19		$ 5,333	$ 3,948
Reversal of expected credit losses for amounts due from related parties	(1,068)
Total	$ (1,049)		$ 65,653	$ 85,431